Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Trade accounts receivable	$3,767,008	$3,540,696
Less: allowance for credit losses	(14,459)	(23,064)
Accounts receivable, net	$3,752,549	$3,517,632

The movement of allowance of credit losses is as follows:

	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$(23,064)	$(28,594)
Reduction (addition) during the six months period	8,463	(6,459)
Foreign exchange difference	142	1,033
Balance at end of the June 30	$(14,459)	$(34,020)

NOTE 3 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2023	2022
Trade accounts receivable	$3,540,696	$2,458,044
Less: allowance for doubtful accounts	(23,064)	(28,594)
Accounts receivable, net	$3,517,632	$2,429,450

The movement of allowance of doubtful accounts is as follows:

	As of December 31,
	2023	2022
Balance at beginning of the year	$(28,594)	$(4,223)
Current year reduction (addition)	5,053	(24,728)
Foreign exchange difference	477	357
Balance at end of the year	$(23,064)	$(28,594)